ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 4 — ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The activity in accumulated other comprehensive (loss) income for the year ended December 31, 2013 is as follows:

	Accumulated Other Comprehensive (Loss) Income (1), (2)
	Unrealized gains (losses) on securities available for sale	Defined benefit pension plan	Total
	(in thousands)
Balance at December 31, 2012	$3,805	$(2,835)	$970
Other comprehensive (loss) income before reclassifications	(3,626)	1,307	(2,319)
Amounts reclassified from accumulated other comprehensive (loss) income	(3)	174	171
Period change	(3,629)	1,481	(2,148)
Balance at December 31, 2013	$176	$(1,354)	$(1,178)

(1)	Amounts in parentheses indicate debits.
(2)	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.

	Amount reclassified from accumulated other comprehensive income (loss) For the year ended December 31, (1)	Affected line item in the consolidated statements of income
	2013
	(in thousands)

Investment securities available for sale (1)
Net securities gains reclassified into earnings	$4	Gain on sale of investment securities
Related income tax expense	(1)	Income tax expense
Net effect on accumulated other income (loss) for the period	3	Net of tax
Defined benefit pension plan (2)
Amortization of net actuarial loss and prior service cost	(264)	Compensation and benefits
Related income tax expense	90	Income tax expense
Net effect on accumulated other comprehensive income for the period	(174)	Net of tax
Total reclassification for the period	$(171)	Net income

(1)	Amounts in parentheses indicate debits.
(2)	Included in the computation of net periodic pension cost. See Note 12 – Benefit Plans for additional detail.